Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Disaggregation of Revenue [Line Items]
Revenues (in Dollars)	$ 10,236,235	$ 93,593,186	$ 145,067,965
Revenue, percentage	100.00%	100.00%	100.00%
Advertising [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenues (in Dollars)		$ 81,008,000	$ 131,423,000
Revenue, percentage		86.60%	90.60%
Software And Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenues (in Dollars)		$ 508,000	$ 4,545,000
Revenue, percentage		0.50%	3.10%
Smart transportation [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenues (in Dollars)	$ 10,075,000	$ 12,077,000	$ 9,100,000
Revenue, percentage	98.40%	12.90%	6.30%
Others [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenues (in Dollars)	$ 161,000
Revenue, percentage
Smart transportation [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue, percentage	1.60%